Significant accounting policies (Details 1)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Computer software [member] | Top of range [member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3	3
Technical Know-how [member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5	5
Licences and franchises [member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	20	20
Bandwidth Capacity [member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	12	12
Portals and web development cost [member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5	5
Customer-Related Intangible Assets [Member]
Disclosure of Significant accounting policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5	5